UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:            811-06342

Exact name of registrant as specified in
charter:                                       Aberdeen Global Income Fund, Inc.

Address of principal executive offices:        800 Scudders Mill Road,
                                               Plainsboro,
                                               New Jersey 08536

Name and address of agent for service:         Mr Beverley Hendry,
                                               300 S.E. 2nd Street, Suite #820,
                                               Fort Lauderdale,
                                               Florida 33301

Registrant's telephone number, including
area code:                                     1-866-839-5233

Date of fiscal year end:                       10/31/05

Date of reporting period:                      7/31/05


Item 1 -   Schedule of Investments

Portfolio of Investments - (unaudited)

As of July 31, 2005

            Principal
              Amount                                                                    Moody's              S&P          Value
              (000)                            Description                               Rating            Rating         (US$)
-----------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 110.4%
                               AUSTRALIA - 24.3%
                               Brisbane Airport Corporation, Ltd.,
     AUD           4,000       7.30%, 6/30/10                                             Aaa                AAA       $  3,224,492
                               Commonwealth of Australia,
     AUD           1,750       10.00%, 10/15/07                                           Aaa                AAA          1,462,408
     AUD           1,750       7.50%, 9/15/09                                             Aaa                AAA          1,446,017
     AUD             250       5.75%, 6/15/11                                             Aaa                AAA            195,995
     AUD             100       6.50%, 5/15/13                                             Aaa                AAA             82,632
     AUD             300       6.00%, 2/15/17                                             Aaa                NR             244,088
                               GE Capital Australia,
     AUD             600       6.75%, 9/15/07                                             Aaa                AAA            465,779
                               New South Wales Treasury Corporation,
     AUD           3,700       7.00%, 12/01/10                                             NR                AAA          3,021,865
     AUD             550       6.00%, 5/01/12                                             Aaa                AAA            431,893
                               Northern Territory Treasury,
     AUD           3,250       6.75%, 7/14/09                                              NR                NR           2,586,192
                               Publishing & Broadcasting Finance, Ltd.,
     AUD             800       6.15%, 7/04/15                                              NR                A-             607,512
                               Queensland Treasury Corporation,
     AUD           1,500       8.00%, 9/14/07                                             Aaa                AAA          1,200,194
     AUD           1,000       8.00%, 9/14/07 (Global)                                    Aaa                AAA            801,685
     AUD           1,500       6.00%, 6/14/11                                             Aaa                AAA          1,175,707
     AUD           2,700       6.00%, 8/14/13                                             Aaa                AAA          2,143,458
     AUD           3,500       6.00%, 10/14/15                                            Aaa                AAA          2,790,660
     AUD           1,250       6.00%, 6/14/21                                             Aaa                AAA          1,010,347
                               Tabcorp Investment No. 4 Pty, Ltd.,
     AUD           1,000       6.50%, 10/13/11                                             NR               BBB+            776,939
                               Telstra Corporation, Ltd.,
     NZD           1,000       7.15%, 11/24/14                                             A1                A+             699,943
                               Treasury Corporation of Victoria,
     AUD           1,500       10.25%, 11/15/06                                           Aaa                AAA          1,209,847
                               Walker Finance Pty, Ltd.,
     AUD             700       5.917%, 12/30/11                                            NR                AAA            533,861
                               Western Australia Treasury Corporation,
     AUD           3,500       8.00%, 10/15/07                                            Aaa                AAA          2,805,520
     AUD           2,650       8.00%, 6/15/13                                             Aaa                AAA          2,343,495
                                                                                                                       ------------
                                                                                                                         31,260,529
                                                                                                                       ------------
                               AUSTRIA - 0.9%
                               Republic of Austria,
     CAD           1,300       5.00%, 12/20/24(a)                                         Aaa                AAA          1,111,683
                                                                                                                       ------------

                               BELGIUM - 0.3%
                               Carmeuse Lime BV,
     EUR             300       10.75%, 7/15/12                                            Ba3                B+             420,877
                                                                                                                       ------------

                               BRAZIL - 1.5%
                               Federal Republic of Brazil,
     USD           1,200       10.00%, 8/07/11                                             B1                BB-          1,356,000
     USD             500       11.00%, 8/17/40                                             B1                BB-            588,000
                                                                                                                       ------------
                                                                                                                          1,944,000
                                                                                                                       ------------
                               CANADA - 20.4%
                               Canadian Government,
     CAD           2,000       7.25%, 6/01/07                                              NR                AAA          1,752,551
     NZD           1,000       6.625%, 10/03/07                                           Aaa                AAA            690,444
     CAD           3,000       10.25%, 3/15/14                                            Aaa                AAA          3,595,644
     CAD           2,000       8.00%, 6/01/23                                             Aaa                AAA          2,396,280
     CAD           2,000       9.00%, 6/01/25                                              NR                AAA          2,653,893
                               Canada (Cayman),
     CAD             750       7.25%, 6/01/08                                             Aaa                NR             666,914
                               Ontario Hydro,
     CAD             500       8.50%, 5/26/25                                             Aa2                AA             611,240
                               Province of British Columbia,
     CAD           2,000       9.50%, 1/09/12                                             Aa1                AA           2,169,925
                               Province of Manitoba Series EMTN,
     CAD           3,500       7.00%, 5/21/07                                             Aa2                AA-          3,039,443
                               Province of New Brunswick,
     CAD           2,000       7.75%, 1/13/14                                             Aa3                AA-          2,035,656
                               Province of Newfoundland,
     CAD           1,000       5.125%, 12/29/10                                            A3                A-             865,051
                               Province of Ontario,
     NZD           2,000       5.75%, 3/03/08                                             Aa2                AA           1,341,142
     CAD           1,000       5.25%, 11/30/11                                            Aa2                AA             871,333
     NZD           1,500       6.25%, 6/16/15                                             Aa2                AA           1,015,202
                               Quebec Hydro,
     CAD           2,000       9.625%, 7/15/22                                             A1                A+           2,565,896
                                                                                                                       ------------
                                                                                                                         26,270,614
                                                                                                                       ------------

Aberdeen Global Income Fund, Inc.

Portfolio of Investments - (unaudited)

As of July 31, 2005

            Principal
              Amount                                                                    Moody's              S&P          Value
              (000)                            Description                               Rating            Rating         (US$)
-----------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - CONTINUED
                               CAYMAN ISLANDS - 0.5%
                               RMH Finance, Ltd.,
     GBP             300       8.80%, 8/28/17                                             Ba1                NR        $    672,107
                                                                                                                       ------------

                               COLOMBIA - 1.5%
                               Republic of Colombia,
     USD           1,600       10.375%, 1/28/33                                           Ba2                BB           1,896,000
                                                                                                                       ------------

                               FINLAND - 2.0%
                               Republic of Finland,
     GBP           1,250       10.125%, 6/22/08                                           Aaa                AAA          2,534,316
                                                                                                                       ------------

                               FRANCE - 1.6%
                               Dexia Municipal Agency,
     NZD           3,000       7.00%, 11/26/07                                            Aaa                AAA          2,064,799
                                                                                                                       ------------

                               GERMANY - 2.7%
                               Bayerische Hypo-und Vereinsbank AG,
     NZD           2,000       7.00%, 9/14/05                                              A3                A-           1,365,504
                               Cognis GmbH,
     EUR             225       9.50%, 5/15/14                                              B3                B-             300,627
                               Kreditanstalt fuer Wiederaufbau,
     MXN          15,000       10.00%, 6/07/10                                            Aaa                AAA          1,434,866
                               Kronos International, Inc.,
     EUR             310       8.875%, 6/30/09                                             B2                BB-            399,135
                                                                                                                       ------------
                                                                                                                          3,500,132
                                                                                                                       ------------

                               IRELAND - 0.3%
                               Valentia Telecommunications, LTD,
     EUR             300       7.25%, 8/15/13                                             Ba3                BB-            399,925
                                                                                                                       ------------

                               JAMAICA - 1.1%
                               Government of Jamaica,
     EUR           1,000       11.00%, 7/27/12                                             B1                 B           1,390,778
                                                                                                                       ------------

                               KAZAKHSTAN - 0.8%
                               Kazkommerts International BV,
     USD           1,000       7.875%, 4/07/14                                            Baa2               BB           1,026,500
                                                                                                                       ------------

                               LUXEMBOURG - 1.8%
                               Council of Europe,
     CAD           1,000       5.25%, 2/27/12                                             Aaa                AAA            881,677
                               Rhiag SA,
     EUR             310       10.75%, 6/05/07                                             B2                B-             380,308
                               Vimpel-Communications,
     USD           1,000       8.00%, 2/11/10                                              B1                BB-          1,010,272
                                                                                                                       ------------
                                                                                                                          2,272,257
                                                                                                                       ------------
                               MEXICO - 1.9%
                               Mexican Government,
     MXN          19,000       8.00%, 12/19/13                                            Baa1               NR           1,643,626
                               Mexican Fixed Rate Bonds,
     MXN           9,000       9.50%, 12/18/14                                             NR                 A             850,656
                                                                                                                       ------------
                                                                                                                          2,494,282
                                                                                                                       ------------
                               NETHERLANDS - 2.1%
                               Bank Nederlandse Gemeenten NV,
     NZD           1,000       5.25%, 6/17/09                                             Aaa                AAA            658,317
                               Rabo Australia, Ltd.,
     NZD           3,000       6.25%, 11/22/11                                            Aaa                AAA          2,070,402
                                                                                                                       ------------
                                                                                                                          2,728,719
                                                                                                                       ------------
                               NEW ZEALAND - 6.6%
                               Auckland Healthcare Services, Ltd,
     NZD           1,000       7.75%, 9/15/15                                             Aaa                AAA            741,199
                               Bank of New Zealand,
     NZD           1,000       7.50%, 9/15/08                                              NR                AA-            700,741
                               Deutsche Bank AG,
     NZD           2,000       7.14%, 6/16/14                                              A1                A+           1,388,995
                               Housing New Zealand,
     NZD           1,500       8.00%, 11/15/06                                            Aaa                AA           1,040,405
                               New Zealand Government,
     NZD           3,000       6.50%, 4/15/13                                             Aaa                AAA          2,152,824
     NZD           2,500       6.00%, 4/15/15                                             Aaa                AAA          1,743,977
                               Powerco, Ltd.,
     NZD           1,000       6.39%, 3/29/13                                              NR                AAA            669,829
                                                                                                                       ------------
                                                                                                                          8,437,970
                                                                                                                       ------------

Aberdeen Global Income Fund, Inc.

Portfolio of Investments - (unaudited)

As of July 31, 2005

            Principal
              Amount                                                                    Moody's              S&P          Value
              (000)                            Description                               Rating            Rating         (US$)
-----------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - CONTINUED
                               PERU - 1.8%
                               Republic of Peru,
     USD           1,300       9.875%, 2/06/15                                            Ba3                BB        $  1,608,750
     USD             700       7.35%, 7/21/25                                             Ba3                BB             695,450
                                                                                                                       ------------
                                                                                                                          2,304,200
                                                                                                                       ------------
                               PHILIPPINES - 1.3%
                               Philippine Long Distance Telephone Company,
     USD           1,400       11.375%, 5/15/12                                           Ba3                BB-          1,687,000
                               Republic of Philippines,
     USD              50       9.375%, 1/18/17                                             B1                BB-             53,214
                                                                                                                       ------------
                                                                                                                          1,740,214
                                                                                                                       ------------
                               RUSSIA - 1.4%
                               Gazprom OAO,
     USD             800       9.625%, 3/01/13                                             NR                BB-            973,680
                               JSC Severstal,
     USD             800       9.25%, 4/19/14                                              B2                B+             826,880
                                                                                                                       ------------
                                                                                                                          1,800,560
                                                                                                                       ------------
                               SOUTH AFRICA - 1.0%
                               Republic of South Africa,
     ZAR           7,900       10.00%, 2/28/08                                             A2                 A           1,279,154
                                                                                                                       ------------

                               SWITZERLAND - 5.3%
                               Eurofima,
     AUD           3,500       9.875%, 1/17/07                                            Aaa                AAA          2,819,528
     AUD             200       6.00%, 1/28/14                                             Aaa                AAA            156,226
     AUD           1,500       6.25%, 12/28/18                                            Aaa                AAA          1,207,644
                               European Investment Bank,
     NZD           2,300       7.00%, 12/17/07                                            Aaa                AAA          1,585,178
     TRY           1,500       12.50%, 4/01/09                                            Aaa                AAA          1,124,922
                                                                                                                       ------------
                                                                                                                          6,893,498
                                                                                                                       ------------
                               TURKEY - 0.8%
                               Republic of Turkey,
     USD             800       11.00%, 1/14/13                                             B1                BB-          1,010,000
                                                                                                                       ------------

                               UNITED KINGDOM - 22.2%
                               Barclays Bank PLC,
     GBP           1,000       9.875%, 5/29/49                                            Aa2                A+           1,990,153
                               British Gas PLC,
     GBP           1,400       8.875%, 7/08/08                                             A2                 A           2,742,579
                               EGG Banking PLC,
     GBP             500       5.125%, 12/21/07                                            A3                NR             885,581
                               Prudential Finance B.V.,
     GBP             500       9.375%, 6/04/07                                             NR                AA-            952,341
                               United Kingdom Treasury,
     GBP           4,575       8.50%, 12/07/05                                            Aaa                AAA          8,170,216
     GBP           1,100       7.50%, 12/07/06                                            Aaa                AAA          2,020,124
     GBP           3,800       5.75%, 12/07/09                                            Aaa                AAA          7,095,019
     GBP           1,500       8.00%, 9/27/13                                             Aaa                AAA          3,312,684
     GBP             600       8.00%, 12/07/15                                            Aaa                AAA          1,381,930
                                                                                                                       ------------
                                                                                                                         28,550,627
                                                                                                                       ------------
                               UNITED STATES - 5.9%
                               AGCO Corporation,
     EUR             225       6.875%, 4/15/14                                             B1                BB-            287,304
                               American Standard, Inc.,
     GBP             221       8.25%, 6/01/09                                             Baa3              BBB-            426,055
                               Bank of America Corporation,
     AUD             500       6.50%, 12/05/08                                            Aa2                AA-            388,834
                               Constellation Brands, Inc.,
     GBP             200       8.50%, 11/15/09                                            Ba2                BB             383,810
                               Dana Corporation,
     EUR             300       9.00%, 8/15/11                                             Ba2               BBB-            444,563
                               General Electric Capital Corporation,
     NZD           1,000       6.625%, 2/04/10                                            Aaa                AAA            685,288
                               International Finance Corp,
     NZD           4,000       6.75%, 7/15/09                                             Aaa                AAA          2,792,426
                               Lear Corporation,
     EUR             310       8.125%, 4/01/08                                            Baa3              BBB-            404,783
                               Merrill Lynch & Co., Inc.,
     AUD             200       6.75%, 3/12/14                                             Aa3                A+             159,252
                               SLM Corp,
     NZD           1,500       6.50%, 6/15/10                                              A2                 A           1,020,492

Aberdeen Global Income Fund, Inc.

Portfolio of Investments - (unaudited)

As of July 31, 2005

            Principal
              Amount                                                                    Moody's              S&P          Value
              (000)                            Description                               Rating            Rating         (US$)
-----------------------------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS - CONCLUDED
                               TRW Automotive, Inc.,
     EUR             194       10.125%, 2/15/13                                           Ba3                BB-       $    275,702
                               Warner Music Group,
     GBP             150       8.125%, 4/15/14                                             B3                B-             269,371
                               Wells Fargo & Co.,
     AUD             700       5.75%, 7/12/10                                             Aa1                AA-            530,670
                                                                                                                       ------------
                                                                                                                          7,537,880
                                                                                                                       ------------
         Total long-term investments
         (cost US$122,731,468)                                                                                          142,072,291
                                                                                                                       ------------

SHORT-TERM INVESTMENTS - 10.1%

                               UNITED STATES - 10.1%
                               State Street Bank and Trust Company Time Deposit,
     CAD           4,553       2.00%, 8/03/05                                              NR                NR           3,713,855

                               State Street Bank and Trust Company Fixed Deposit,
     GBP           2,676       4.650%, 8/03/05                                             NR                NR           4,711,351

                               Repurchase Agreement, State Street Bank and Trust
                               Company, 2.97% dated 7/29/05, due 8/01/05 in the
                               amount of $4,642,149 (collateralized by $3,650,000 U.S.
     USD           4,641       Treasury Bonds, 7.50% due 11/15/16; value $4,735,875)       NR                NR           4,641,000
                                                                                                                       ------------

         Total short-term investments
         (cost US$12,985,432)                                                                                            13,066,206
                                                                                                                       ------------

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments - 120.5% (cost US$135,716,900)                                                                        155,138,497

Other assets in excess of liabilities - 2.8%                                                                              3,603,318

Liquidation value of preferred stock - (23.3%)                                                                          (30,000,000)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets Applicable to Common Shareholders - 100.0%                                                                  $128,741,815
-----------------------------------------------------------------------------------------------------------------------------------

AUD - Australian dollar
CAD - Canadian dollar
EUR - Euro
GBP - British pound
MXN - Mexican Peso
NZD - New Zealand dollar
TRY - Turkish Lira
USD - United States dollar
ZAR - South African Rand

NR - Not rated by Moody's or Standard & Poor's.

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate market value of these securities amounted to $1,111,683 or 0.9% of net assets applicable to common shareholders.

Interest Rate Swap Agreements                                                                                            Unrealized
Counterparty                   Termination Date      Notional Amount (000)        Fixed Rate        Floating Rate       Appreciation
------------------------------------------------------------------------------------------------------------------------------------
         UBS AG                October 31, 2005             4,800                   2.1025%         1 month LIBOR          $  23,299
         UBS AG                October 31, 2006             4,800                   2.6900%         1 month LIBOR             87,634
         UBS AG                October 31, 2007             7,200                   3.1600%         1 month LIBOR            171,367
         UBS AG                October 31, 2008             7,200                   3.5400%         1 month LIBOR            168,473
                                                                                                                           ---------
                                                                                                                           $ 450,773
                                                                                                                           ---------

-----------------------------------------------------------------------------------------------
                                                                                   Unrealized
Futures Contracts                                                                Appreciation/
                                             Expiration         Contracts        (Depreciation)
-----------------------------------------------------------------------------------------------
Purchase Contract:
Australian Treasury Bond 6% - 10 year       September 2005          5              $     2,745
Sale Contract:
Australian Treasury Bond 6% - 3 year        September 2005          8                   (1,622)
Australian Treasury Bond 6% - 10 year       September 2005          8                   (2,436)
                                                                                   -----------
                                                                                   $    (1,313)
                                                                                   -----------
-----------------------------------------------------------------------------------------------

Tax Cost of Investments

The United States federal income tax basis of the Fund's investments and net unrealized appreciation as of July 31, 2005 were as follows:

        Cost         Appreciation     Depreciation   Net Unrealized Appreciation
        ----         ------------     ------------   ---------------------------

    $ 152,465,092     $4,933,455      ($2,260,050)          $ 2,673,405

Aberdeen Global Income Fund, Inc.

Item 2 - Controls and Procedures

      (a) It is the conclusion of the Registrant's principal executive officer and principal financial officer that the effectiveness of the Registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

      (b) There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 - Exhibits

      Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.


By: /s/Martin Gilbert
    ---------------------------------
    Martin Gilbert,
    President of
    Aberdeen Global Income Fund, Inc.

Date: September 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/Martin Gilbert
    ---------------------------------
    Martin Gilbert,
    President of
    Aberdeen Global Income Fund, Inc.

Date: September 14, 2005


By: /s/Christian Pittard
    ---------------------------------
    Christian Pittard,
    Treasurer of
    Aberdeen Global Income Fund, Inc.

Date: September 14, 2005